Land Use Rights	12 Months Ended
Jun. 30, 2016
Land Use Rights Disclosure [Abstract]
Land Use Rights Disclosure [Text Block]
Note 8 - Land Use Rights

	2016	2015

Land use rights	$2,551,395	$3,222,872
Less: Accumulated amortization	(425,730)	(389,039)

Land use rights - net	$2,125,665	$2,833,833

Land use rights with net book value of approximately $1,667,055, $1,898,402 and $2,394,716 were used as collateral of short term bank borrowings for the years ended June 30, 2016, 2015 and 2014, respectively.

The Company has disposed Land use rights during the period, the consideration received was $452,955 and the net land use rights disposal was $447,366. The Company has recorded a gain on disposal of $5,589 for the year ended June 30, 2016.

The amortization expenses for the years ended June 30, 2016, 2015 and 2014 were $67,131, $79,353 and $41,600, respectively.

Twelve months ending June 30,
2017	$49,333
2018	49,333
2019	49,333
2020	49,333
2021	49,333
Thereafter	1,879,000

Total	$2,125,665